Label	Element	Value
Prospectus:	rr_ProspectusTable
ProspectusDate	rr_ProspectusDate	Mar. 01, 2013
THE HARTFORD FLOATING RATE FUND (Prospectus Summary) | THE HARTFORD FLOATING RATE FUND
Prospectus:	rr_ProspectusTable
Risk/Return, Heading	rr_RiskReturnHeading	THE HARTFORD FLOATING RATE FUND SUMMARY SECTION
Investment Objective, Heading	rr_ObjectiveHeading	INVESTMENT GOAL.
Investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide high current income, and long-term total return.
Expense, Heading	rr_ExpenseHeading	YOUR EXPENSES.
Expense, Narrative	rr_ExpenseNarrativeTextBlock
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in The Hartford Mutual Funds.  More information about these and other discounts is available from your financial professional and in the “Sales Charge Reductions and Waivers” section beginning on page 30 of the Fund’s prospectus and the “Purchase and Redemption of Shares” section beginning on page 153 of the Fund’s statement of additional information.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual Fund operating expenses or in the examples, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 60% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	60.00%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in The Hartford Mutual Funds.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example, Heading	rr_ExpenseExampleHeading	EXAMPLE.
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

The examples below are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that:

•                  Your investment has a 5% return each year

•                  The Fund’s operating expenses remain the same

•                  You reinvest all dividends and distributions

•                  You pay any deferred sales charge due for the applicable period.

Your actual costs may be higher or lower.  Based on these assumptions, for every $10,000 invested, you would pay the following expenses if you sell all of your shares at the end of each time period indicated:

Expense Example, No Redemption, By Year, Caption	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGY.
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock

Under normal circumstances, at least 80% of the Fund’s assets are invested in below-investment-grade variable or floating rate loans (“Floating Rate Loans”) and floating rate securities selected by the sub-adviser, Wellington Management Company, LLP (“Wellington Management”).  The Fund normally invests primarily in interests in senior Floating Rate Loans and may invest in securities of any maturity.  The Fund may purchase second lien loans, fixed rate loans and unsecured loans and debt securities. Senior Floating Rate Loans hold the most senior position in the capital structure of a business entity (“Borrower”), are typically secured by specific collateral and have a claim on the assets and/or stock of the Borrower that is senior to that held by subordinated debtholders and stockholders of the Borrower.  The Fund may also invest in companies whose financial condition is uncertain, where the Borrower has defaulted in the payment of interest or principal or in the performance of its covenants or agreements or that may be involved in bankruptcy proceedings, reorganizations, or financial restructurings.  Additionally, the Fund may invest up to 25% its net assets in loans of foreign Borrowers and securities of foreign issuers, and up to 10% of its net assets in foreign loans or securities that are denominated in a foreign currency.  The Fund may use swaps and forward currency exchange contracts to attempt to mitigate the effects of foreign currency fluctuations.

Risk, Heading	rr_RiskHeading	MAIN RISKS.
Risk, Narrative	rr_RiskNarrativeTextBlock

The primary risks of investing in the Fund are described below.  When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment.  An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.  As with any fund, there is no guarantee that the Fund will achieve its goal.  For more information regarding risks and investment matters please see “Additional Information Regarding Risks and Investment Strategies” in the Fund’s prospectus.

Market Risk – Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably.  Securities may decline in value due to the activities and financial prospects of individual companies or to general market and economic movements and trends.

Interest Rate Risk - The risk that your investment may go down in value when interest rates rise, because when interest rates rise, the prices of bonds and fixed rate loans fall.  Generally, the longer the maturity of a bond or fixed rate loan, the more sensitive it is to this risk.  Falling interest rates also create the potential for a decline in the Fund’s income. These risks are greater during periods of rising inflation.

Credit Risk - Credit risk is the risk that the issuer of a security or other instrument will not be able to make principal and interest payments when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.  The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation.

Call Risk - Call risk is the risk that an issuer, especially during a period of falling interest rates, may redeem a security by repaying it early, which may reduce the Fund’s income if the proceeds are reinvested at lower interest rates.

Loans and Loan Participations Risk - Loans and loan participations, including floating rate loans, are subject to credit risk, including the risk of nonpayment of principal or interest. Also, substantial increases in interest rates may cause an increase in loan defaults. Although the loans the fund holds may be fully collateralized at the time of acquisition, the collateral may decline in value, be relatively illiquid, or lose all or substantially all of its value subsequent to investment. In addition, in the event an issuer becomes insolvent, a loan could be subject to settlement risks or administrative disruptions that could adversely affect the Fund’s investment. It may also be difficult to obtain reliable information about a loan or loan participation.

Many loans are relatively illiquid or are subject to restrictions on resale and may be difficult to value, which will have an adverse impact on the Fund’s ability to dispose of particular loans or loan participations when necessary to meet redemption requests or liquidity needs, or to respond to a specific economic event, such as deterioration in the creditworthiness of the borrower. Loans may also be subject to extension risk (the risk that borrowers will repay a loan more slowly in periods of rising interest rates) and prepayment risk (the risk that borrowers will repay a loan more quickly in periods of falling interest rates).

Event Risk - Event risk is the risk that corporate issuers may undergo restructurings, such as mergers, leveraged buyouts, takeovers, or similar events financed by increased debt.  As a result of the added debt, the credit quality and market value of a company’s bonds and/or other debt securities may decline significantly.

Junk Bond Risk - Investments rated below investment grade (also referred to as “junk bonds”) are considered to be speculative and are subject to heightened credit risk, which may make the fund more sensitive to adverse developments in the U.S. and abroad.  Lower rated debt securities generally involve greater risk of default or price changes due to changes in the issuer’s creditworthiness than higher rated debt securities.  The market prices of these securities may fluctuate more than higher quality securities and may decline significantly in periods of general economic difficulty.  There may be little trading in the secondary market for particular debt securities, which may make them more difficult to value or sell.

Liquidity Risk – The risk that a particular investment may be difficult to sell and that the Fund may be unable to sell the investment at an advantageous time or price.  Securities that are liquid at the time of purchase may later become illiquid due to events relating to the issuer of the securities, market events, economic conditions or investor perceptions.  Illiquid securities may be difficult to value and their value may be lower than the market price of comparable liquid securities, which would negatively affect the Fund’s net asset value.

Foreign Investments Risk – Investments in foreign securities may be riskier than investments in U.S. securities.  Differences between the U.S. and foreign regulatory regimes and securities markets, including the less stringent investor protection and disclosure standards of some foreign markets, as well as political and economic developments in foreign countries and regions, may affect the value of the Fund’s investments in foreign securities.  Changes in currency exchange rates may also adversely affect the Fund’s foreign investments.

Investment Strategy Risk - The risk that, if the sub-adviser’s investment strategy does not perform as expected, the Fund could underperform its peers or lose money.  There is no guarantee that the Fund’s investment objective will be achieved.

The Fund is subject to certain other risks, which are described elsewhere in this prospectus.

Risk, Lose Money	rr_RiskLoseMoney	When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PAST PERFORMANCE.
Performance, Narrative	rr_PerformanceNarrativeTextBlock

The performance information below indicates the risks of investing in the Fund.  Keep in mind that past performance does not indicate future results.  Updated performance information is available at www.hartfordfunds.com.  The returns:

•                  Assume reinvestment of all dividends and distributions

•                  Include the Fund’s performance when the Fund’s portfolio was managed by a previous sub-adviser

•                  Would be lower if the Fund’s operating expenses had not been limited.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance information below indicates the risks of investing in the Fund. Shows how the Fund’s total return has varied from year to year
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.hartfordfunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Keep in mind that past performance does not indicate future results.
Bar Chart, Heading	rr_BarChartHeading	Total returns by calendar year (excludes sales charges)
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock

The bar chart:

•                  Shows how the Fund’s total return has varied from year to year

•                  Does not include the effect of sales charges. If sales charges were reflected in the bar chart, returns would have been lower

•                  Shows the returns of the Fund’s Class A shares.  Because all of the Fund’s shares are invested in the same portfolio of securities, returns for the Fund’s other classes differ only to the extent that the classes do not have the same expenses.

Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	Does not include the effect of sales charges. If sales charges were reflected in the bar chart, returns would have been lower
Bar Chart, Closing	rr_BarChartClosingTextBlock	Highest/Lowest quarterly results during the periods shown in the bar chart were: Highest 16.00% (2nd quarter, 2009) Lowest -24.71% (4th quarter, 2008)
Performance Table, Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL RETURNS.
Performance Table, Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	including sales charges
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate
After-tax returns, which are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes, are shown only for Class A shares and will vary for other classes.

Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred

Actual after-tax returns, which depend on an investor’s particular tax situation, may differ from those shown and are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown
After-tax returns, which are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes, are shown only for Class A shares and will vary for other classes.

Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock

The table below shows returns for the Fund over time compared to those of a broad-based market index.  After-tax returns, which are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes, are shown only for Class A shares and will vary for other classes.  Returns prior to the inception date of certain classes of shares may reflect returns of another class of shares.  For more information regarding returns see the “Performance Notes” section in the Fund’s prospectus.

Actual after-tax returns, which depend on an investor’s particular tax situation, may differ from those shown and are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average annual total returns for periods ending December 31, 2012 (including sales charges)
THE HARTFORD FLOATING RATE FUND (Prospectus Summary) | THE HARTFORD FLOATING RATE FUND | Class A
Prospectus:	rr_ProspectusTable
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.00%
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Exchange fees	rr_ExchangeFee	none
Management fees	rr_ManagementFeesOverAssets	0.60%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.13%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.98%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[2]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.98%	[2]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-02-28
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	397
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	603
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	825
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,465
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	397
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	603
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	825
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,465
Annual Return 2006	rr_AnnualReturn2006	6.68%
Annual Return 2007	rr_AnnualReturn2007	0.88%
Annual Return 2008	rr_AnnualReturn2008	(30.46%)
Annual Return 2009	rr_AnnualReturn2009	43.61%
Annual Return 2010	rr_AnnualReturn2010	10.41%
Annual Return 2011	rr_AnnualReturn2011	1.59%
Annual Return 2012	rr_AnnualReturn2012	9.16%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.00%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.71%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	5.89%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.47%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.77%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 29, 2005
THE HARTFORD FLOATING RATE FUND (Prospectus Summary) | THE HARTFORD FLOATING RATE FUND | Class B
Prospectus:	rr_ProspectusTable
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	5.00%
Exchange fees	rr_ExchangeFee	none
Management fees	rr_ManagementFeesOverAssets	0.60%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.20%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.80%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.05%	[2]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.75%	[2]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-02-28
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	678
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	862
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,170
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,896
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	178
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	562
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	970
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,896
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class B Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	3.33%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.95%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.38%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 29, 2005
THE HARTFORD FLOATING RATE FUND (Prospectus Summary) | THE HARTFORD FLOATING RATE FUND | Class C
Prospectus:	rr_ProspectusTable
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Exchange fees	rr_ExchangeFee	none
Management fees	rr_ManagementFeesOverAssets	0.60%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.12%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.72%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[2]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.72%	[2]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-02-28
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	275
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	542
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	933
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,030
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	175
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	542
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	933
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,030
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class C Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	7.36%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.33%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.41%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 29, 2005
THE HARTFORD FLOATING RATE FUND (Prospectus Summary) | THE HARTFORD FLOATING RATE FUND | Class I
Prospectus:	rr_ProspectusTable
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Exchange fees	rr_ExchangeFee	none
Management fees	rr_ManagementFeesOverAssets	0.60%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.13%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.73%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[2]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.73%	[2]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-02-28
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	75
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	233
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	406
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	906
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	75
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	233
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	406
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	906
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class I Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	9.42%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.37%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.42%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 29, 2005
THE HARTFORD FLOATING RATE FUND (Prospectus Summary) | THE HARTFORD FLOATING RATE FUND | Class R3
Prospectus:	rr_ProspectusTable
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Exchange fees	rr_ExchangeFee	none
Management fees	rr_ManagementFeesOverAssets	0.60%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	0.27%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.37%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.12%	[2]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.25%	[2]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-02-28
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	127
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	422
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	739
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,636
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	127
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	422
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	739
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,636
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R3 Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	8.84%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.86%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.05%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 29, 2005
THE HARTFORD FLOATING RATE FUND (Prospectus Summary) | THE HARTFORD FLOATING RATE FUND | Class R4
Prospectus:	rr_ProspectusTable
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Exchange fees	rr_ExchangeFee	none
Management fees	rr_ManagementFeesOverAssets	0.60%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.21%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.06%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.06%	[2]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.00%	[2]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-02-28
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	102
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	331
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	579
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,289
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	102
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	331
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	579
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,289
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R4 Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	9.14%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.08%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.22%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 29, 2005
THE HARTFORD FLOATING RATE FUND (Prospectus Summary) | THE HARTFORD FLOATING RATE FUND | Class R5
Prospectus:	rr_ProspectusTable
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Exchange fees	rr_ExchangeFee	none
Management fees	rr_ManagementFeesOverAssets	0.60%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.16%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.76%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.06%	[2]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.70%	[2]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-02-28
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	72
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	237
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	416
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	937
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	72
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	237
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	416
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	937
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R5 Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	9.46%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.24%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.40%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 29, 2005
THE HARTFORD FLOATING RATE FUND (Prospectus Summary) | THE HARTFORD FLOATING RATE FUND | Class Y
Prospectus:	rr_ProspectusTable
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Exchange fees	rr_ExchangeFee	none
Management fees	rr_ManagementFeesOverAssets	0.60%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.05%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.65%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[2]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.65%	[2]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-02-28
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	66
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	208
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	362
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	810
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	66
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	208
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	362
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	810
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class Y Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	9.53%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.44%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.50%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 29, 2005
THE HARTFORD FLOATING RATE FUND (Prospectus Summary) | THE HARTFORD FLOATING RATE FUND | After Taxes on Distributions | Class A
Prospectus:	rr_ProspectusTable
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	4.13%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.57%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.78%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 29, 2005
THE HARTFORD FLOATING RATE FUND (Prospectus Summary) | THE HARTFORD FLOATING RATE FUND | After Taxes on Distributions and Sales | Class A
Prospectus:	rr_ProspectusTable
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	3.79%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.79%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.01%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 29, 2005
THE HARTFORD FLOATING RATE FUND (Prospectus Summary) | THE HARTFORD FLOATING RATE FUND | Credit Suisse Leveraged Loan Index
Prospectus:	rr_ProspectusTable
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Credit Suisse Leveraged Loan Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	9.43%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.81%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.84%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 29, 2005

[1]	For investments over $1 million, a 1.00% maximum deferred sales charge may apply.
[2]	Hartford Funds Management Company, LLC (the "Investment Manager") has contractually agreed to reimburse expenses (exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual fund operating expenses as follows: 1.00% (Class A), 1.75% (Class B), 1.75% (Class C), 0.75% (Class I), 1.25% (Class R3), 1.00% (Class R4), 0.70% (Class R5) and 0.70% (Class Y). In addition, Hartford Administrative Services Company ("HASCO"), the Fund's transfer agent, has contractually agreed to reimburse any portion of the transfer agency fees over 0.30% of the average daily net assets per fiscal year for all classes. Each contractual arrangement will remain in effect until February 28, 2014, and shall renew automatically for one-year terms unless the Investment Manager or HASCO, respectively, provides written notice of termination prior to the start of the next term or upon approval of the Board of Directors of the Fund.